AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
SEPARATE ACCOUNT D
SEPARATE ACCOUNT VL-R
SUPPLEMENT DATED AUGUST 26, 2002
TO ALL
VARIABLE UNIVERSAL LIFE INSURANCE POLICY
AND VARIABLE ANNUITY CONTRACT
PROSPECTUSES

          Effective October 1, 2002, American General Life Insurance Company ("AGL") is amending all of its variable universal life insurance Policy and variable annuity Contract prospectuses and related statements of additional information for the sole purpose of reflecting a change in the principal underwriter and distributor of AGL's Policies and Contracts. In the case of the WM Advantage and WM Strategic Asset Manager variable annuity Contracts, this change is only for the principal underwriter of the Contracts.

        DESCRIPTION OF THE NEW PRINCIPAL UNDERWRITER AND DISTRIBUTOR

          Beginning October 1, 2002, American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, will become the principal underwriter and distributor of AGL's variable insurance products. AGESC will replace American General Distributors, Inc. ("AGDI") in this role. In the case of the WM Advantage and WM Strategic Asset Manager variable annuity Contracts, this change is only for the principal underwriter of the Contracts. AGESC is a Delaware corporation and an affiliate of AGL. As of October 1, 2002, AGESC's current legal name, Franklin Financial Services Corporation, will change to AGESC.

          AGESC is currently a wholly-owned subsidiary of The Franklin Life Insurance Company ("The Franklin"). As of October 1, 2002, AGESC will become a wholly-owned subsidiary of AGL. AGESC currently serves as principal underwriter and distributor for The Franklin and The American Franklin Life Insurance Company ("American Franklin") and will continue to do so after October 1, 2002.

          AGESC is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc.

          AGL, AGESC, The Franklin, American Franklin and AGDI are all indirect wholly-owned subsidiaries of American International Group, Inc.

          For a period of time after October 1, 2002 we may provide you with confirmations, statements and other reports which contain the name of the former principal underwriter and distributor.